Summary of Significant Accounting Policies (Details 3) - USD ($)		3 Months Ended		12 Months Ended
	Oct. 05, 2015	Sep. 30, 2016	Sep. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Amortization expense	$ 174,000	$ 437,014	$ 57,447	$ 664,707	$ 90,662